Long Term Payable (Details)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)
Long Term Payable [Line Items]
Down Payment			$ 28,063	¥ 200,000
Loan repayment period			3 years	3 years
Loan repayment			$ 3,466	¥ 24,698
Long-term payable, noncurrent	$ 31,300	$ 300,338
Unrecognized financing expense amortized	12,183	10,093
Remaining unrecognized financing expense	498	2,395
Car [Member]
Long Term Payable [Line Items]
Purchase a car			140,315	1,000,000
Mercedes-Benz Auto Finance Co., Ltd. [Member]
Long Term Payable [Line Items]
Auto finance			$ 112,252	¥ 800,000
Long-term payable	6,530	26,496
Long-term payable, current	$ 6,530
Long-term payable, noncurrent		$ 0